Debt (Details Textual) (USD $)	0 Months Ended	9 Months Ended			12 Months Ended			0 Months Ended
	Jun. 13, 2013 entity	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013 property extension	Dec. 31, 2012	Dec. 31, 2011	Nov. 05, 2013	Nov. 05, 2013 extension	Feb. 28, 2014	Jun. 13, 2013	Jan. 24, 2014	Jan. 24, 2014 property	Feb. 28, 2013	Feb. 28, 2013	Aug. 01, 2014	May 08, 2014	May 31, 2012	Mar. 22, 2012
Debt (Textual) [Abstract]
The interest rate on the credit facility					2.00%
Number of extension periods					2
Number of wholly-owned special purpose entities	7
Credit facility amount outstanding		$ 0			$ 44,499,848	$ 129,030,000
Balance of loan		624,308,000			496,033,809
Proceeds from Lines of Credit		151,000,000		180,115,000	198,000,000	93,634,015	395,985
Principal repayments		282,000,000		0
Extension of expiration					1 year
Number of rented properties serve as collateral					8
Unamortized debt premium		1,934,000			313,583
Key Bank [Member] | Secured Debt [Member]
Debt (Textual) [Abstract]
Number of extension periods								2	2
Line of credit facility maximum borrowing capacity								300,000,000	300,000,000
Proceeds from Lines of Credit								282,000,000	282,000,000
Remaining borrowing capacity available								18,000,000	18,000,000
Debt Instrument, Term								3 years	3 years
Line Of Credit Facility, Extension Term								1 year	1 year
Debt service coverage ratio		1.25			1.25
Key Bank [Member] | Secured Debt [Member] | Subsequent Event
Debt (Textual) [Abstract]
Credit facility repayments										55,000,000
Credit facility amount outstanding										227,000,000
Key Bank [Member] | Secured Debt [Member] | LIBOR [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility								2.00%	2.00%
Key Bank [Member] | Secured Debt [Member] | Base Rate [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility								1.00%	1.00%
Key Bank [Member] | Secured Debt [Member] | Federal Funds Rate [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility								0.50%	0.50%
Key Bank [Member] | Secured Debt [Member] | Operating Partnership [Member]
Debt (Textual) [Abstract]
Number of SPE's								18	18
Key Bank [Member] | Unsecured Debt [Member]
Debt (Textual) [Abstract]
Debt Instrument, Number of Consecutive Quarters Consolidated Leverage Ratio Required		2
Interest coverage ratio		1.5
Variable debt ratio		30.00%
Debt Instrument, Covenant Description, Maximum Payout Ratio		95.00%
Minimum tangible net worth		861,987,871
Percentage of minimum tangible net worth		75.00%
Percentage of equity in any properties		75.00%
Debt Instrument, Covenant Description, Maximum Secured Debt Ratio		40.00%
Debt Instrument, Covenant Description, Secured Recourse Debt Ratio		5.00%
Key Bank Bridge Loan [Member]
Debt (Textual) [Abstract]
Line of credit facility maximum borrowing capacity					145,000,000.0
Credit Facility from Key Bank	25,000,000										25,000,000
Line of Credit Facility Increased Maximum Borrowing Capacity	35,000,000.0										35,000,000.0
Line of Credit Facility Maximum Estimated Borrowing Commitment	50,000,000										50,000,000
Line of Credit Facility Estimated Increment Amount Under Borrowing Commitment	5,000,000										5,000,000
Unused commitment fees											0.30%
Facility commitment fee (less than .1 million)									100,000
Minimum tangible net worth					75,000,000.0
Minimum combined liquidity					5,000,000.0
Cost of Acquisition					33,800,000
Restated Key Bank Credit Agreement [Member]
Debt (Textual) [Abstract]
Line of credit facility maximum borrowing capacity	400,000,000.0										400,000,000.0
Percentage of assuming leverage ratio	1.75%				1.75%
Percentage of assuming leverage ratio	2.00%				2.00%
Percentage of assuming leverage ratio	2.25%				2.25%
Percentage of assuming leverage ratio	2.50%				2.50%
Federal fund rate plus	0.50%				0.50%
AIG Loan
Debt (Textual) [Abstract]
Balance of loan												110,640,000	110,640,000
Interest rate for the term of the loan		4.96%	[1]									4.96%	4.96%
Debt Instrument, Periodic Payment Period												3 years
Debt Instrument, Term												15 years
Minimum tangible net worth		110,600,000.0
Debt service coverage ratio		1.60
Number of rented properties serve as collateral												5	5
Debt Covenant, Loan To Value Ratio		60.00%
Debt Covenant, Minimum Annual Base Rent Required		14,750,000
AIG Loan | Subsequent Event
Debt (Textual) [Abstract]
Balance of loan												110,640,000	110,640,000
Interest rate for the term of the loan												4.96%	4.96%
Debt Instrument, Periodic Payment Period													3 years
Debt Instrument, Term													15 years
Number of rented properties serve as collateral												5	5
Midland Mortgage Loan
Debt (Textual) [Abstract]
Credit Facility from Key Bank														105,600,000	105,600,000
Interest rate for the term of the loan		3.94%	[1]		3.94%									3.94%	3.94%
Term of Mortgage Loan														10 years	10 years
Period of monthly interest payment															4 years
Description of monthly interest payment															first four years of the term
Period of principal and interest payments based on amortization														30 years	30 years
Minimum tangible net worth		75,000,000			75,000,000.0
Debt service coverage ratio		1.60			1.60
Number of rented properties serve as collateral		8
TW Telecom Loan
Debt (Textual) [Abstract]
Interest rate for the term of the loan		2.61%	[1],[2]
TW Telecom Loan | LIBOR [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility		2.45%
TW Telecom Loan | Notes Payable to Banks [Member]
Debt (Textual) [Abstract]
Debt Instrument, Term for No Penalty Prepayment																2 years
Debt Instrument, Face Amount																21,500,000
Debt Instrument, Term																5 years
TW Telecom Loan | Notes Payable to Banks [Member] | LIBOR [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility																2.45%
Unsecured Term Loan [Member]
Debt (Textual) [Abstract]
Line of credit facility current Availability																	300,000,000
Credit facility amount outstanding		300,000,000
Debt Instrument, Term																	5 years
Unsecured Term Loan [Member] | LIBOR [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility		1.45%
LIBOR Rate		0.16%															0.16%
Credit Facility Maturing in November Two Thousand One Hundred And Fourteen [Member]
Debt (Textual) [Abstract]
Credit facility amount outstanding					282,000,000	0											227,000,000
Interest rate for the term of the loan		2.16%	[1],[3]
Credit Facility Maturing in November Two Thousand One Hundred And Fourteen [Member] | LIBOR [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility		2.00%
Ace Hardware Mortgage Loan
Debt (Textual) [Abstract]
Interest rate for the term of the loan		5.588%	[1]
Unamortized debt premium		1,700,000
Key Bank Credit Facility
Debt (Textual) [Abstract]
LIBOR Rate					0.17%
Number of extension periods					2
Period of extension under credit facility					1 year
Line of credit facility maturity period to be extended					1 year
Number of wholly-owned special purpose entities											7
Line of credit facility maximum borrowing capacity					335,000,000.0
Term of loan											2 years
Credit facility repayments					178,900,000							193,400,000
Credit facility amount outstanding					44,500,000
Leverage ratio					65.00%
Interest coverage ratio					2.0
Fixed charge ratio					1.75
Variable debt ratio					30.00%
Percentage of minimum tangible net worth					80.00%
Percentage of equity in any properties					100.00%
Line of Credit Facility, Periodic Payment, Principal												109,000,000
Cost of Acquisition					198,000,000							148,900,000
Key Bank Credit Facility | Keybank Syndication Partners [Member]
Debt (Textual) [Abstract]
Line of credit facility current Availability	190,000,000	335,000,000			335,000,000						190,000,000
Line of Credit [Member] | Key Bank [Member]
Debt (Textual) [Abstract]
Line of credit facility maximum borrowing capacity	400,000,000.0										400,000,000.0
Term of loan	2 years
Revolving Credit Facility [Member] | Key Bank [Member]
Debt (Textual) [Abstract]
Line of credit facility maximum borrowing capacity	400,000,000.0										400,000,000.0
Mezzanine Loan [Member] | Westinghouse Property [Member]
Debt (Textual) [Abstract]
Acquisition of property																			9,000,000
Balance of loan																		8,500,000
Mezzanine Loan [Member] | GE [Member]
Debt (Textual) [Abstract]
Acquisition of property																		6,000,000
LTI Mortgage Debt
Debt (Textual) [Abstract]
Principal repayments		200,000			300,000
Unsecured Debt [Member] | Keybank Syndication Partners [Member]
Debt (Textual) [Abstract]
Line of credit facility current Availability																	750,000,000
Line of credit facility maximum borrowing capacity																	1,250,000,000
Remaining borrowing capacity available																	500,000,000
Unsecured Debt [Member] | Keybank Syndication Partners [Member] | Federal Funds Effective Swap Rate [Member]
Debt (Textual) [Abstract]
The interest rate on the credit facility																	0.50%
Second Restated Key Bank Credit Facility [Member]
Debt (Textual) [Abstract]
Leverage ratio		65.00%
Interest coverage ratio		2.0
Fixed charge ratio		1.75
Variable debt ratio		30.00%
Minimum tangible net worth		157,650,464
Percentage of minimum tangible net worth		80.00%
Percentage of equity in any properties		100.00%
Unsecured Revolver, Credit Facility [Member] | Keybank Syndication Partners [Member]
Debt (Textual) [Abstract]
Line of credit facility current Availability																	450,000,000
Debt Instrument, Term																	4 years
Debt Instrument, Extended Term																	1 year
Minimum
Debt (Textual) [Abstract]
Weighted average interest rate of the fixed-rate debt		3.30%			3.00%
Minimum | Key Bank [Member] | Secured Debt [Member]
Debt (Textual) [Abstract]
Debt service coverage ratio		1.20			1.20
Minimum | Key Bank [Member] | Unsecured Debt [Member]
Debt (Textual) [Abstract]
Leverage ratio		60.00%
Minimum | Key Bank Bridge Loan [Member]
Debt (Textual) [Abstract]
Proceeds from shares issued					5,000,000
Minimum | Restated Key Bank Credit Agreement [Member]
Debt (Textual) [Abstract]
Assuming leverage ratio	50.00%				50.00%
Assuming leverage ratio	55.00%				55.00%
Assuming leverage ratio	60.00%				60.00%
Minimum | Key Bank Credit Facility
Debt (Textual) [Abstract]
Minimum tangible net worth					$ 157,650,464
Maximum
Debt (Textual) [Abstract]
Weighted average interest rate of the fixed-rate debt		5.00%			4.70%
Maximum | Key Bank [Member] | Secured Debt [Member]
Debt (Textual) [Abstract]
Debt service coverage ratio		1.30			1.30
Maximum | Key Bank [Member] | Unsecured Debt [Member]
Debt (Textual) [Abstract]
Leverage ratio		65.00%
Maximum | Restated Key Bank Credit Agreement [Member]
Debt (Textual) [Abstract]
Assuming leverage ratio less than	50.00%				50.00%
Assuming leverage ratio	55.00%				55.00%
Assuming leverage ratio	60.00%				60.00%

[1]	The weighted average interest rate as of September 30, 2014 was approximately 3.3% for the Company’s fixed-rate and variable-rate debt combined and 5.0% for the Company’s fixed-rate debt only.
[2]	As discussed below, the interest rate is a one-month LIBO Rate + 2.45%. As of September 30, 2014, the LIBO Rate was 0.16%.
[3]	As discussed below, the interest rate was a one-month LIBO Rate + 2.00%. The KeyBank Credit Facility and Term Loan were both terminated on May 8, 2014, at which time, the LIBO Rate was 0.16%.